INCOME TAXES - Reconciliation of Unrecognised Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefits	$ 1,754	$ 556
Current period unrecognized tax benefits	368	1,198
Ending unrecognized tax benefits	2,122	1,754
Amounts representing penalties and interest were recorded as income tax expense	0	0
Amount of interest or penalties accrued	$ 0	$ 0